DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	$ 0.3	$ 7.5
Forward freight agreements
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	0.5	(0.2)
Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	(1.2)	0.8
Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	(1.8)	1.8
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	$ 2.8	$ 5.1